Deposits, prepayments and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of deposits, prepayments and other receivables

	2024	2024	2023
	US$	HK$	HK$

Deposits (non-current)	1,403,072	10,898,645	10,893,489

Deposits (current)	1,617,547	12,564,617	12,091,760
Prepayments	698,852	5,428,473	3,438,446
Other receivables	903	7,017	44,552

	2,317,302	18,000,107	15,574,758